Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000238108
Shareholder Report [Line Items]
Fund Name	Cambiar Aggressive Value ETF
Class Name	Cambiar Aggressive Value ETF
Trading Symbol	CAMX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cambiar Aggressive Value ETF (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar Aggressive Value ETF	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

U.S. equity markets continued to move higher over the past twelve months, overcoming a sharp drawdown in response to the initial tariff rollouts (i.e., Liberation Day). Investors remain enamored by all things AI, with mega-cap hyperscaler businesses and semiconductors leading to the upside. Value stocks also participated in the market upswing, with the expanding market breadth providing additional fuel to the rally.

The Cambiar Aggressive Value ETF closed higher for the trailing one-year period, although unable to keep pace with the Russell 1000 Value Index. The relative underperformance was evenly split between stock selection and sector allocation.

Holdings within the Industrials sector comprised the top contribution to performance, with Uber Technologies and Airbus two key outperformers for the ETF. Uber has been a particularly notable positive contributor for the Fund in recent years, as the company has continued to gain market share that is converting to strong free cashflow. Airbus continues to benefit from a massive order book in its commercial aerospace business, as well as an improving Defense/Space segment.

Additional individual highlights included Nintendo and Alphabet (Communication Services). Nintendo rallied sharply in response to the strong sales of the company's Switch 2 gaming console. Alphabet continues to maintain a monopoly position in search, and is executing at a high level across all segments of the business. The company is investing heavily on AI, but is seeing returns from their efforts and still generates positive free cashflow on a post-AI spend basis.

While most sectors registered positive returns for the period, Healthcare stocks were largely non-participants in what was otherwise a fairly broad-based equity rally. Cambiar was negatively impacted by both the large allocation to Healthcare (~20%), as well as lagging returns within the sector. Solid gains from Waters Corporation and Labcorp Holdings were overshadowed by declines in managed care providers Centene and Elevance. Healthcare insurers have had to reduce earnings guidance in recent quarters due to elevated medical utilization within the Medicaid segment of their business – i.e., participants fearful of losing coverage increased their doctor visits beyond projections made by the companies. Earnings remedies include higher pricing, better utilization management and cost cuts. We believe Elevance and Centene have the potential to generate strong returns in the coming years if they are able to show a recovery in earnings/margins as we anticipate.

While not at euphoric levels, equity markets reflect an abundance of optimism and heightened expectations. The Cambiar team remains focused on our core objective of providing attractive risk-adjusted returns by attaching to well-managed, wide-moat businesses that are trading at reasonable valuations. Portfolio construction continues to emphasize diversification and a prudent balance of offense and defense. We remain active in trimming exposures where the risk/reward appears stretched vs. historical peak/trough levels, and deploying capital to new investments that meet our quality and valuation criteria.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Cambiar Aggressive Value ETF	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell 1000 Value Benchmark Index (USD) (TR)Footnote Reference*
Oct/15	$10,000	$10,000	$10,000
Oct/16	$9,021	$10,424	$10,637
Oct/17	$10,606	$12,924	$12,528
Oct/18	$9,464	$13,776	$12,909
Oct/19	$10,226	$15,635	$14,356
Oct/20	$9,465	$17,221	$13,270
Oct/21	$14,004	$24,782	$19,077
Oct/22	$12,053	$20,688	$17,742
Oct/23	$13,199	$22,422	$17,766
Oct/24	$16,652	$30,910	$23,269
Oct/25	$17,835	$37,343	$25,863

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Cambiar Aggressive Value ETF	7.10%	13.51%	5.96%
Russell 3000 Index (USD) (TR)Footnote Reference*	20.81%	16.74%	14.08%
Russell 1000 Value Benchmark Index (USD) (TR)Footnote Reference*	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 58,996,094
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 348,907
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$58,996,094	31	$348,907	84%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
United Kingdom	2.8%
France	3.1%
Netherlands	3.1%
Japan	6.9%
United States	81.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Elevance Health	5.0%
Amrize Ltd	4.4%
Union Pacific	4.3%
Uber Technologies	4.2%
Medtronic	4.0%
Delta Air Lines	3.8%
Chevron	3.7%
Target	3.6%
Nintendo ADR	3.6%
Texas Instruments	3.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/